As filed with the Securities and Exchange Commission on     February 21,
1996
Securities Act File No. 811-7447
Investment Company Act File No. 33-64915


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	   X

   	Pre-Effective Amendment No.  2 	   X
	Post-Effective Amendment No.

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 	   X
	Amendment No.     2 	   X
           HARRIS INSIGHT FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Exchange Place, Boston, Massachusetts 02109
(Address of Principal Executive Offices including Zip Code)

Registrant's Telephone Number, including Area Code: (800) 982-8782

Name and Address of Agent for Service:	Copies to:
Lisa Anne Rosen	Cameron S. Avery, Esq.
Harris Insight Funds Trust	Bell, Boyd & Lloyd
One Exchange Place	Three First National Plaza
Boston, MA  02109	Chicago, IL 60602

Approximate Date of Proposed Public Offering:
As soon as possible after this Registration Statement becomes effective.

	It is proposed that this filing will become effective:

	     		immediately upon filing pursuant to Rule 485(b)
	     		on                    pursuant to Rule 485(b)
	     		60 days after filing pursuant to Rule 485(a)
	     		on               pursuant to Rule 485(a) of Rule 485

Page 1 of     Pages


	Registrant amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.

    Part A (the Prospectuses of Harris Insight Funds Trust) of Form N-1A is incorporated by reference to Registrant's filing of Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on February 9, 1996 (Accession No.00000927405-96-000050).




HARRIS INSIGHT FUNDS TRUST

FORM N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495 (b)




Part A.
Item No.	Prospectus Caption

1.	Cover Page	Cover Page

2.	Synopsis	Expense Table; Financial Highlights

3.	Condensed Financial Information	Financial Highlights; Calculation of
Yield and Total Return

4.	General Description of Registrant	Cover Page; Investment Strategies;
Organization and Capital Stock

5.	Management of the Fund	Management

6.	Capital Stock and Other Securities	Cover Page; Dividends and
Distributions; Federal Income Taxes; Account Services; Organization and Capital Stock

7.	Purchase of Securities 	Management, Determination of Net Asset Value;
Purchase of Shares; Exchange Privilege

8.	Redemption or Repurchase	Redemption of Shares; Exchange Privilege

9.	Legal Proceedings	Not Applicable




Part B.	Statement of Additional
Item No.	Information Caption

10.	Cover Page	Cover Page

11.	Table of Contents	Table of Contents

12.	General Information and History	Management of the Fund; Organization
of the Trust

13.	Investment Objectives and Policies	Investment Strategies; Investment
Restrictions; Portfolio Transactions

14.	Management of the Fund	Management

15.	Control Persons and Principal Holders of Securities	Management;
Organization and Capital Stock (Prospectus)

16.	Investment Advisory and Other Services	Management; Service Plans;
Custodian; Independent Auditors

17.	Brokerage Allocation and other Practices	Portfolio Transactions

18.	Capital Stock	Capital Stock

19.	Purchase, Redemption and Pricing of 	Determination of Net Asset
Value
	Securities Being Offered

20.	Tax Status	Federal Income Taxes

21.	Underwriters	Management; Service Plan

22.	Calculation of Performance	Calculation of Yield and Total Returns

23.	Financial Statements	Not Applicable

Part C

	Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.





                              HARRIS INSIGHT FUNDS
                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

                       Statement of Additional Information

         The Harris Insight Funds Trust (the "Trust") is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. The eleven portfolios of the Trust and five of the six portfolios of the Company (collectively, the "Funds") are detailed in this Statement of Additional Information. The investment objectives of the Funds are described in the Prospectus. See "Investment Objectives and Policies." The Funds are as follows:

         o Harris Insight Equity Fund (the "Equity Fund")
         o Harris Insight Equity Income Fund (the "Equity Income Fund")
         o Harris Insight Growth Fund (the "Growth Fund")
         o Harris Insight Small-Cap Opportunity  Fund (the "Small-Cap Fund")
         o Harris Insight Index Fund (the "Index Fund")
         o Harris Insight International Fund (the "International Fund")
         o Harris Insight Balanced Fund (the "Balanced Fund")
         o Harris Insight Convertible   Securities   Fund   ( the   "Convertible
           Securities  Fund")
         o Harris Insight Short / Intermediate Fund (the "Short / Intermediate Fund")
         o Harris Insight Bond Fund (the "Bond Fund")
         o Harris Insight Intermediate Government Bond Fund (the "Government Fund")
         o Harris Insight Intermediate Tax-Exempt Bond Fund (the "Intermediate Tax-Exempt Fund")
         o Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt Fund")
         o Harris Insight Government Money Market Fund (the "Government Money Fund")
         o Harris Insight Money Market Fund (the "Money  Fund")
         o Harris Insight Tax-Exempt Money Market Fund (the "Tax-Exempt Money Fund")

         Each of the Trust's eleven Funds has two classes of shares, Class A Shares and Institutional Shares. Two of the Company's Funds also each have two classes of shares, Class A Shares and Institutional Shares. The remaining three Funds of the Company described in this Statement of Additional Information, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund (collectively, the "Money Market Funds") each have three classes of Shares, Class A, Class B and Institutional Shares.

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds' related Prospectuses dated February 21, 1996 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's and the Trust's distributor, Funds Distributor, Inc., by writing or calling the Funds at the address or telephone number given above.

TABLE OF CONTENTS
         Investment Strategies  ................3                Capital Stock..........................39
         Ratings...............................20                Other..................................41
         Investment Restrictions...............20                Custodian..............................41
         Management............................23                Independent Accountants................41
         Service Plans.........................28                Experts................................41
         Calculation of Yield and                                Financial Statements...................42
           Total Return........................31                Appendix...............................A-1
         Determination of Net
           Asset Value ........................34
         Portfolio Transactions................35
         Federal Income Taxes..................37

                                       2

                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS. The Portfolio Management Agent (or the Investment Adviser with respect to the Tax-Exempt Money Fund) will monitor, on an ongoing basis, the ability of an issuer of a Floating or Variable Rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN SECURITIES. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

          The International Fund may purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further. (For example, if United Kingdom bonds yield 14% during a year when interest rates decline causing the bonds to appreciate by 5% and the pound rises 3% versus the dollar, then the annual total return of such bonds would be 22%. This example is illustrative only.) Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Fund's return.

         Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

         FORWARD CONTRACTS. Forward Contracts may be entered into by the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund and the Balanced Fund (collectively, the "equity Funds") for hedging purposes as well as for non-hedging purposes. Forward Contracts may also be entered into for "cross hedging" as noted in the Prospectus. Transactions in Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. A Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a Fund may purchase or sell such currency, respectively, through a Forward Contract. If the expected changes in the value of the currency occur, a Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The equity Funds have established procedures consistent with statements by the Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises. Obligations of the United States Government agencies and instrumentalities are debt securities issued by United States Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the United States Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the United States Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the United States Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where United States Government support of agencies or instrumentalities is discretionary, no assurance can be given that the United States Government will provide financial support, since it is not lawfully obligated to do so.

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. All equity Funds, the Convertible Securities Bond Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term United States Treasury Bonds, ten-year United States Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash, U.S. government securities or other high grade debt securities equal to the national market value of the underlying contract will be deposited and maintained in a segregated account with the Fund's custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Federal Income Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Portfolio Management Agent's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Portfolio Management Agent anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure below under "Index Futures Contracts and Options on Index Futures Contracts".

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio Management Agent or the Investment Adviser with respect to the Tax-Exempt Money Fund, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Trust, the Investment Adviser, the Portfolio Management Agent, the Investment Sub-Adviser or the Distributor.

         MORTGAGE-RELATED SECURITIES. All equity Funds, the Short/Intermediate Fund, the Bond Fund and the Government Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC").

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in the Prospectus.

         Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Portfolio Management Agent believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Portfolio Management Agent will consider: (1) whether the lease can be canceled;
(2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and,
(5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS. As discussed in the applicable Prospectus, the Balanced Fund, the Short/Intermediate Fund, the Bond Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The Short/Intermediate Fund the Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may also invest in: (1) municipal bonds having a maturity at the time of issuance of up to 40 years that are rated at the date of purchase "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Corporation ("S&P");
(2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" OR "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

         PUT AND CALL OPTIONS. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if a Fund maintains cash, Treasury bills, or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust and the Company have agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. A Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors or Trustees, as the case may be.

         Certain of the Funds may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by a Fund, although a Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

         All equity Funds, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security. The actual put will be valued at zero in determining net asset value in the case of the Money Market Funds. Where a Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which the obligation is subject.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Portfolio Management Agent anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later by purchased in a more advantageous manner. A Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by S&P or A or higher by Moody's, began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fund may utilize any such contracts and associated put and call options for which there is an active trading market.

         A Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which its futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with its custodian.

         There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market.
Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. A Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise price of the puts.

         Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a Fund has written an option on an industry or market segment index, it will segregate, escrow, or pledge "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. These stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of a Fund's holdings in that industry or market segment. No individual security will represent more than 15% of the amount segregated, pledged or escrowed in the case of broadly based stock market index options or 25% of this amount in the case of industry or market segment index options. If at the close of business on any day the market value of the qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, a Fund will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or traded on the National Association of Securities Dealers Automated Quotation System against which the Equity Fund has not written a stock call option. However, if a Fund owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

         A Fund's successful use of index futures contracts and options on indices depends upon the Portfolio Management Agent's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See additional risk disclosure above under "Interest Rate Futures Contracts and Related Options".

         WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES. A zero coupon security, which may be purchased by each of the Funds except the Convertible Securities Fund, is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities are not obligations issued or guaranteed by the United States Government. Typically, a custodian bank or investment brokerage firm holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

         After purchase by the Funds, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds. Neither event will require the Funds to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         No Fund may:
         (1) issue senior securities or borrow money (except that each Fund may borrow from banks up to 10% of the current value of such Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by such Fund while, with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, any such borrowing exists and, with respect to the remaining Funds, any aggregate borrowings in excess of 5% exist);

         (2) pledge or mortgage its assets (except that each Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that each Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) if such Fund is the Equity Fund, the Short/Intermediate Fund or a Money Market Fund, invest an amount in excess of 10% of the current value of such Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except (i) with respect to the Short/Intermediate Fund, the Equity Fund and the Money Market Funds, stock index futures and options on stock indices, (ii) with respect to the International Fund, futures, options, options on futures and forward contracts, and (iii) with respect to the remaining Funds, futures, options and options on futures);

         (6) purchase securities on margin (except (i) with respect to the Equity Fund, the Short/Intermediate Fund and the Money Market Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts, and
(ii) with respect to the remaining Funds, for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in futures, options and options on futures) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (8)  make  investments  for  the  purpose  of  exercising   control  or
management; or

         (9) if the Fund is the Short/Intermediate Fund, the Equity Fund or a Money Market Fund, purchase securities of other investment companies, except securities of certain money market funds in accordance with the respective Fund's investment objectives and policies and to the extent permissible under the 1940 Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         In addition, the Money Market Funds may not write, purchase, or sell puts, calls, warrants or options or any combinations thereof, except that these Funds may purchase securities with put rights in order to maintain liquidity, nor may they purchase equity securities or securities convertible into equity securities, except as provided in investment restriction number 9.

         In addition, the Equity Fund may not invest in securities of companies that have been in business less than three years.

         In addition, the Short/Intermediate Fund may not invest more than 5% in securities of issuers that have been in business less than three years. (For purposes of the above-described investment limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.)

         Each of the foregoing investment restrictions is a fundamental policy of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock."

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of Trustees or Directors, as the case may be.

         No Fund may:
         (1) invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges. (Warrants acquired in units or attached to securities may be deemed to be without value.);

         (2) invest in oil, gas and other mineral leases, exploration or development programs; or

         (3) purchase or retain the securities of any issuer if the officers, directors or partners of the Trust or the Company, as the case may be, its Investment Adviser, Investment Sub-

Adviser (with respect to the International Fund), Portfolio Management Agent or Administrator owning beneficially more than one-half of 1% of the securities of each issuer together own beneficially more than 5% of such securities.

         Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         The Trust cannot accurately predict the portfolio turnover of the Funds. With respect to each of the equity Funds, other than the Equity Fund and the Small-Cap Fund, portfolio turnover generally will be less than 100%. With respect to the Small-Cap Fund, portfolio turnover generally will be less than 200%. With respect to the fixed income Funds, other than the Short/Intermediate Fund, portfolio turnover generally will be less than 200%. The portfolio turnover rates for the Equity Fund and the Short/Intermediate Fund are shown in the Prospectuses relating to those Funds under "Financial Highlights." High portfolio turnover rates can result in corresponding increases in borkerage commissions and other transaction costs, which are borne directly by a Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. See "Portfolio Transactions" and "Federal Income Taxes."

                                   MANAGEMENT

TRUSTEES, DIRECTORS AND OFFICERS

         The principal occupations of the Trustees and executive officers of the Trust and the Directors and executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Exchange Place, Boston, Massachusetts 02109. Trustees and Directors deemed to be "interested persons" of the Trust or the Company, as the case may be, for purposes of the 1940 Act are indicated by an asterisk.

*EDGAR R. FIEDLER, Trustee and Director - 845 Third Avenue, New York, New York 10022. Age 65. Vice President and Economic Counsellor, The Conference Board since 1975; Director or Trustee, The Stanley Works, AARP Income Trust, AARP Insured Tax Free Income Trust, AARP Cash Investment Fund, Brazil Fund, Scudder Institutional Fund, Scudder Fund, Inc., Zurich American Insurance Company, Emerging Mexico Fund and Center for Policy Research of the American Council for Capital Formation. Formerly Assistant Secretary of the Treasury for Economic Policy (1971-1975).

C. GARY GERST, Trustee and Director and Chairman of the Board of Directors and Trustees - 11 South La Salle Street, Chicago, Illinois 60603. Age 56. Chairman Emeritus since 1993 and formerly Co-Chairman, La Salle Partners Ltd. (Real Estate Developer and Manager). Director, Trustee or Partner, La Salle Street Fund Inc., La Salle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

JOHN W. McCARTER, JR., Trustee and Director - 225 West Wacker Drive, Suite 1700, Chicago, Illinois 60606. Age 57. Senior Vice President and former Director of Boozo Allen & Hamilton, Inc. (Consulting Firm); Director of W.W. Grainger, Inc. and A.M. Castle, Inc.

ERNEST M. ROTH, Trustee and Director - 205 Abingdon Avenue, Kenilworth, Illinois 60043. Age 67. Consultant since 1992. Formerly, Senior Vice President and Chief Financial Officer, Commonwealth Edison Company. Director of LaRabida Children's Hospital and Chairman of LaRabida Children's Foundation.

RICHARD H. ROSE, President and Treasurer of the Trust and the Company - Age 39. Vice President, First Data Investor Services Group, Inc., since May 6, 1994. Formerly Senior Vice President, The Boston Company Advisors, Inc.

PATRICIA L. BICKIMER, President and Secretary of the Trust and the Company - Age
42. Vice President and Associate General Counsel, First Data Investor Services Group, Inc., since May 6, 1994; Formerly, Vice President and Associate General Counsel, The Boston Company Advisors, Inc.

LISA A. ROSEN, Assistant Secretary of the Trust and the Company - Age 28. Counsel, First Data Investor Services Group, Inc., since May 6, 1994. Formerly, Assistant Vice President and Counsel with The Boston Company Advisors, Inc.; Associate with Hutchins, Wheeler & Dittmar.

         Trustees of the Trust and Directors of the Company receive from the Trust and the Company, respectively, an annual fee in addition to a fee for each Board of Trustees or Directors meeting, as the case may be, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1995:


                                                  Pension or
                                                  Retirement Benefits      Estimated Annual        Total Compensation
Name of Person,           Aggregate Compensation  Accrued as Part          Benefits upon           from the Company
Position                  from the Company        of Fund Expenses         Retirement              and Fund Complex
--------                  ----------------        ----------------         ----------              ----------------
Edgar R. Fiedler,               $20,000 (1)           None                  None                    $20,000
Director

C. Gary Gerst,                  $20,000               None                  None                    $20,000
Director

John W.                         $ 0                   None                  None                    $ 0
McCarter, Jr.
Director(2)

Ernest M. Roth,                 $20,000               None                   None                   $20,000
Director
--------------------------

(1) For the period June 1988 through December 31, 1995, the total amount of compensation (including interest) payable or accrued for Mr. Fiedler was $171,192.07 pursuant to the Company's Deferred Compensation Plan for its Independent Directors.

(2)    Mr. McCarter became a Director of the Company in October, 1995.

         The Trust was not in operation during the fiscal year ended December 31, 1995.

         As of January 31, 1996, the principal holders of each Fund of the Company were as follows:

         The Government Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 255,211,536 shares, equal to 96.40% of the outstanding shares of the Government Money Fund - Class A Shares.

         The Government Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 31,248,318 shares, equal to 99.99% of the outstanding shares of the Government Money Fund - Institutional Shares.

         The Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 512,077,635 shares, equal to 95.79% of the outstanding shares of the Money Fund - Class A Shares.

         The Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 214,334,587 shares, equal to 99.99% of the outstanding shares of the Money Fund - Institutional Shares.

         The Tax-Exempt Money Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 174,081,221 shares equal to 90.05% of the outstanding shares of the Tax-Exempt Money Fund - Class A Shares.

         The Tax-Exempt Money Fund - Institutional Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, held of record 280,623,069 shares equal to 99.99% of the outstanding shares of the Tax-Exempt Money Fund - Institutional Shares.

         The Equity Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, Integra Trust Services, Pittsburgh, Pennsylvania 15278-2232, FNRO/Arvest Bank, 201 West Walnut Street, P.O. Box 939, Rogers, Arizona 72756, American State Bank & Trust, Dickenson, North Dakota 58602-1408, and Herget & Co., 33 S. 4th Street, Pekin, Illinois 61554-4202, held of record 1,543,359, 1,283,579, 373,186,244, 244,203 and 294,927, respectively, equal to 32.63%,
27.14%, 7.89%, 5.16% and 6.24%, respectively of the outstanding shares of the Equity Fund - Class A Shares.

         The Short/Intermediate Fund - Class A Shares. Harris Trust & Savings Bank, Chicago, Illinois 60603, and Eastern Illinois University, 1200 Harbor Blvd., 3rd Floor, Weehaukin, New Jersey, 07087, held of record, 4,031,259 and 250,646 shares, equal to 81.62% and 5.07%, respectively of the outstanding shares of the Short/Intermediate Fund - Class A Shares.


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of January 31, 1996, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the Company's Funds.

         As of January 31, 1996, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust's Funds.

Investment Adviser, Investment and Portfolio Management Agent. Each of the Funds is advised by Harris Trust. With respect to the Tax-Exempt Money Fund, the Advisory Contract with Harris Trust provides that Harris Trust is responsible for all Fund purchase and sale transactions and that Harris Trust shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. With respect to Funds other than the Tax-Exempt Money Fund, Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc.
("HIM") under which HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to such Funds. Under the Portfolio Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         Harris Trust or HIM provides to the Funds, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The Advisory Contract and the Portfolio Management Contract with respect to the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will continue in effect for a period of two years from February 23, 1996, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board of Trustees and
(ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or the Portfolio Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         With respect to the remaining Funds, the Advisory Contracts and, with respect to the remaining Funds other than the Tax-Exempt Money Fund, the Portfolio Management Contracts will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.

         For the fiscal years ended December 31, 1995, 1994, 1993 and 1992, the Investment Adviser was entitled to receive fees from the Funds in the following amounts: the Government Money Fund, $335,725, $274,034, $968,132, and $768,659;
the Money Fund, $675,821,  $490,129,  $1,294,047 and $1,287,743;  the Tax-Exempt
Money  Fund,  $454,684,  $238,488,  $712,327  and  $806,494;  the  Equity  Fund,
$365,839,  $332,754,  $276,938 and $223,464;  and the  Short/Intermediate  Fund,
$327,473,  $411,562,  $561,536 and $411,570,  respectively.  The remaining Funds were not in operation during the fiscal years ended December 31, 1995, 1994, 1993 and 1992.

         Waivers by the Investment Adviser of fees to which it was entitled for each period amounted to: the Government Money Fund, $0, $0, $154,970 and $54,784; the Money Fund, $0, $0, $314,673 and $332,996; the Tax-Exempt Money
Fund, $0, $0,  $227,660 and $174,440;  the Equity Fund,  $0, $4,974,  $3,823 and
$5,222;  and the  Short/Intermediate  Fund,  $166,376,  $191,603,  $231,916  and
$173,550.

         Administrators. First Data Investor Services Group, Inc. ("First Data") and PFPC Inc. ("PFPC") (the "Administrators") serve as the Funds' administrators pursuant to an Administration Agreement and an Administration and Accounting Services Agreement, respectively. First Data has agreed to maintain office facilities for the Funds; furnish clerical support and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission or any state securities commission having jurisdiction over the Company. PFPC has agreed to provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company and with the Trust, as the case may be, pursuant to which it has the responsibility of distributing shares of the Funds.

         Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. PFPC Inc., the Funds' Transfer Agent and one of the Funds' two administrators, is an affiliate of PNC Bank, N.A., the Company's Custodian. PFPC Inc. and PNC Bank, N.A. are not affiliates of First Data and Funds Distributor, Inc., and none of the aforenamed entities is an affiliate of Harris Investment Management, Inc.

         The Trust's (or the Company's, as the case may be) contracts with the Investment Adviser, Investment Sub-Adviser, Portfolio Management Agent, Administrators, Transfer Agent and Custodian (the "Contractors") provide that if, in any fiscal year, the total expenses of a Fund incurred by, or allocated to, the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses and payments under plans of the Fund adopted pursuant to Rule 12b-1 under the Act (the "Service Plans"), but including the fees provided for in the Advisory Contracts and the Administration Agreement) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, such parties shall waive their fees proportionately under the Advisory Contract with respect to the Tax-Exempt Money Fund and the Portfolio Management Contracts with respect to all other Funds and fee agreement with the Funds' Administrators, Transfer Agent and Custodian for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Trust and the Company believe that currently the most restrictive applicable expense limitation is 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. No such waivers were necessary in 1994.

                                  SERVICE PLANS

         As indicated in the Prospectuses, the Funds have adopted Service Plans under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1"). With respect to the Money Market Funds, the Service Plans only relate to Class A and Class B Shares of each such Fund. With respect to the remaining Funds (the "Non-Money Market Funds"), the Service Plans only relate to Class A Shares of each such Fund. Each Service Plan has been adopted by the Board of Trustees or Directors, as the case may be, including a majority of the Trustees or Directors who were not "interested persons" (as defined by the 1940 Act) of the Trust or the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees" or "Qualified Directors", as the case may be). Each Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust or the Directors of the Company, as the case may be, and the Qualified Trustees or Directors. Agreements related to the Service Plans must also be approved by such vote of the Trustees or Directors and the Qualified Directors or Qualified Trustees. The Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust or Directors of the Company, as the case may be, and the Qualified Trustees or Directors.

         Each Service Plan requires that certain service providers furnish to the Trustees or Directors, as the case may be, and the Trustees or Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees or Directors who are not "interested persons" of the Trust or the Company, respectively, be made by such disinterested Trustees or Directors.

Service Plan - Money Market Funds
         Each Money Market Fund has entered into an agreement with each institution ("Service Organization") which purchases Class A or Class B Shares on behalf of its customers ("Customers"). In the case of Class A Shares, the Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment of up to 0.35% (on an annualized basis) of the average daily net asset value of that Money Market Fund's Class A Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Money Market Fund's Distributor; (ii) processing dividend payments from the Money Market Fund on behalf of Customers;
(iii) providing information periodically to Customers showing their positions in the Money Market Fund's shares; (iv) arranging for bank wires; (v) responding to
Customer   inquiries
relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Money Market Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services. In addition, the Service Organization will provide assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of prospectuses, sales literature and advertising materials provided by the Distributor of shares.

         A Service Organization serving holders of Class B Shares of a Money Market Fund will provide the services set forth in (i), (v) and (vii) and may receive one or more of the services set forth in (ii), (iii), (iv) and (viii) above. In consideration of the services to be rendered under the Servicing Agreement with respect to Class B Shares, the Fund will pay the Service Organization up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B Shares held by the Service Organization.

         In addition, a Service Organization, at its option, may also provide to its holders of either Class A or Class B Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Money Market Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

         There is no Service Plan in existence with respect to the Class C Shares (known herein as Institutional Shares) of the Money Market Funds.

Service Plan - Non-Money Market Funds
         Each Non-Money Market Fund (i.e. the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Short/Intermediate Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund) bears the costs and expenses in connection with advertising and marketing the Fund's Class A Shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets with respect to its Class A Shares.

         Servicing activities provided by Service Agents to their customers investing in Class A Shares of the Non-Money Market Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as a Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         There is no Service Plan in existence with respect to the Institutional Shares of the Non-Money Market Funds.

         Service Organization fees paid to Harris Trust for the period ended December 31, 1995 were $719,382, $1,390,583 and $418,768 (net of voluntary waivers of $246,666, $435,596 and $117,751) for the Class A Shares of the Government Money Fund, Money Fund and Tax-Exempt Money Fund, respectively. There were no Service Organization fees payable during the period ended December 31, 1995 for the Institutional Shares of the Money Market Funds. To date, no payments have been made with respect to the Non-Money Market Funds' Service Plans.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 1995, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for Class A Shares and Institutional Shares of each of the Money Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)  365/7  ] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

         The yields of Class A Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 1995, were 5.08% and 5.37% for the Government Money Fund, 5.37% and 5.63% for the Money Fund and 3.72% and 3.98% for the Tax-Exempt Money Fund. The effective yields for the same period were

5.21% and 5.51% for the Government Money Fund, 5.51% and 5.79% for the Money Fund and 3.79% and 4.06% for the Tax-Exempt Money Fund, respectively. Class A and Class B Shares of the Money Market Funds bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of Institutional Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Institutional Shares of the Money Market Funds. Class B Shares of the Money Market Funds had not been issued as of December 31, 1995.

         From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

         A standardized "tax-equivalent yield" may be quoted for the Tax-Exempt Money Fund, the Tax-Exempt Fund and the Intermediate Tax-Exempt Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 1995, the effective tax equivalent yield of the Class A Shares and Institutional Shares of the Tax-Exempt Money Fund were 5.49% and 5.88% respectively, based on a stated tax rate of 31%.

         The Trust or the Company, as the case may be, makes available 30-day yield quotations with respect to Class A and Class B Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yields for the period ended December 31, 1995, were 1.29% for Class A Shares of the Equity Fund and 5.33% for Class A Shares of the Short/Intermediate Fund. Institutional Shares of these Funds had not been issued as of December 31, 1995.

         The Trust or the Company, as the case may be, also makes available total return quotations for Class A and Institutional Shares of each of the Non-Money Market Funds. Average annual total return for Class A Shares of the Equity Fund from February 26, 1988 (commencement of operations) through December 31, 1995 and the annual total return for the fiscal years ended December 31, 1994 and 1995 were 13.21%, (6.48)% and (30.14)%, respectively. The average annual total return for Class A Shares of the Equity Fund for the five year period ended December 31, 1995 was 15.72%. Average annual total return for Class A Shares of the Short/Intermediate Fund from April 1, 1991 (commencement of operations) through December 31, 1995 was 7.00%. The annual total return for the fiscal years ended December 31, 1994 and 1995 were (5.75)% and 8.70%, respectively. Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The aggregate total return for Class A Shares of the Equity Fund from February 26, 1988 (commencement of operations) through December 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1994 and 1995 were 164.93%, (6.48)% and 30.14%, respectively. The aggregate total return for Class A Shares of the Short/Intermediate Fund for the period from April 1, 1991 (commencement of operations) through December 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1994 and 1995 were 37.94%, and (5.75)% and 8.70%, respectively. The remaining Non-Money Market Funds had not commenced operations as of December 31, 1995.

         Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

         OTHER INFORMATION REGARDING INVESTMENT RETURNS. The Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may illustrate in advertising or sales literature the benefits of tax-exempt investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. The yields shown in Table 1 are for illustration purposes only and are not intended to represent current or future yields for the Funds, which may be higher or lower than the yields shown.

                                     TABLE 1

                                [To Be Provided]

                        DETERMINATION OF NET ASSET VALUE

         As described under "Determination of Net Asset Value" in the Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

         As also indicated under "Determination of Net Asset Value" in the Prospectuses, each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act ("Rule 2a-7"). The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in securities determined by the Board of Directors to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7, however, provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Directors, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         The Trust or the Company, as the case may be, has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and the Company's Board of Directors, as the case may be, Harris Trust, with respect to the Tax-Exempt Money Fund, and HIM, with respect to all other Funds, are responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Harris Trust and HIM generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the fixed income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the Company or the Trust are prohibited from dealing with the Company or the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         Harris Trust or HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, Harris Trust and/or HIM are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory and Portfolio Management Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom Harris Trust or HIM effect securities transactions for a Fund may be used by Harris Trust or HIM in servicing its other accounts, and not all of these services may be used by Harris Trust or HIM in connection with advising the Funds.

         Brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1993 were $71,647 and $51,408,027, respectively, for the Equity Fund and $0 and $0, respectively, for the Short/Intermediate Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $113,552 and $82,318,090, respectively, for the Equity Fund and $0 and 0, respectively for the Short/Intermediate Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1995 were $118,896 and $80,699,744, respectively, for the Equity Fund and $0 and $143,948,579, respectively, for the Short/Intermediate Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid during 1993, 1994 and 1995 were $29,144 and $22,553,022; $59,958 and $42,856,997; $55,932 and $21,429,156,
respectively, for the Equity Fund. No such commissions were paid for the Short/Intermediate Fund for 1993, 1994 or 1995.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID") In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Funds, HIM is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees and Board of Directors.

         Subject to the above considerations, HID may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust and the Directors of the Company, including a majority who are not "interested" Trustees or Directors, as the case may be, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES

         The Prospectuses describe generally the tax treatment of distributions by the Trust and the Company, as the case may be. This section of the Statement includes additional information concerning federal taxes.

         Each Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole.

         Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends."

         As described in the relevant Prospectus, certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         Each Fund (except the Tax-Exempt Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International Fund, the Balanced Fund, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that a Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit a Fund's ability to write options.

         If, in the opinion of the Trust or the Company, as the case may be, ownership of its shares has or may become concentrated to an extent that could cause the Trust or the Company to be deemed a personal holding company within the meaning of the Code, the Trust or the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares, Class A Shares and Institutional Shares, for each of the eleven Funds of the Trust.

         The authorized capital stock of the Company consists of an aggregate of 10,000,000,000 shares ("Shares"), par value of $.001 per share. With respect to the Company's Funds detailed in this Statement of Additional Information, the Company's capital stock is currently classified as follows: "Government Money Fund-Class A," consisting of 500,000,000 Shares, "Government Money Fund-Class B," consisting of 200,000,000 Shares, "Government Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Money Fund-Class A," consisting of 500,000,000 Shares, "Money Fund-Class B," consisting of 200,000,000 Shares, "Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Tax-Exempt Money Fund-Class A," consisting of 500,000,000 Shares, "Tax-Exempt Money
Fund-Class B," consisting of 200,000,000 Shares, "Tax-Exempt Money Fund-Institutional Shares," consisting of 500,000,000 Shares, "Harris Insight Equity Fund-Class A," consisting of 100,000,000 Shares, "Harris Insight Equity Fund-Institutional Shares," consisting of 100,000,000 Shares, "Harris Insight Short/Intermediate Fund-Class A," consisting of 100,000,000 Shares, and "Harris Insight Short/Intermediate Fund Institutional Shares," consisting of 100,000,000 Shares.

         Generally, all shares of the Trust and all shares of the Company have equal voting rights with other shares of the Trust or the Company, respectively, and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., election of Trustees or Directors and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's or the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's or the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust or the Company (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees or the Directors, as the case may be, in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust or the Company, as the case may be.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Funds' custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP has been selected as the independent accountants for both the Trust and the Company. Price Waterhouse LLP provides audit services and assistance and consultation in connection with review of certain Commission filings. Price Waterhouse LLP's address is 30 South 17th Street, Philadelphia, Pennsylvania 19103.

                                     EXPERTS

         The financial statements incorporated by reference into the Prospectuses and included in this Statement of Additional Information have been incorporated by reference or included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                       Specimen Computations of Net Asset
                      Values and Offering Prices Per Share

Equity Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at December 31, 1995................... $13.99
                                                                 ======
Maximum Offering Price per Share ($13.99 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more)............         $14.65
                                                                 ======
Short/Intermediate Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at October 31, 1995.................... $10.38
                                                                 ======
Maximum Offering Price per Share ($10.38 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more)............         $10.87
                                                                 ======

         FINANCIAL STATEMENTS

Harris Insight Funds Trust
Statement of Assets and Liabilities
February 9, 1996

                        Equity             Small-Cap
                       Income    Growth   Opportunity Index International
                         Fund      Fund      Fund       Fund    Fund
              Intermediate            Convertible         Intermediate
Tax-Exempt     Tax-Exempt   Balanced   Securities    Bond   Government
 Bond Fund     Bond Fund      Fund        Fund      Fund   Bond Fund

Assets:
   Cash                $99,050       $130     $200      $200      $200
      $100         $100       $ 40      $ 40      $ 40       $ 40
   Deferred Organization
       Expenses         20,000     20,000   20,000    20,000    20,000
     20,000       20,000     20,000    20,000    20,000     20,000


     Total Assets      119,050     20,130   20,200    20,200    20,200
    20,100       20,100     20,040    20,040    20,040     20,040

Liabilities:
   Organization Expenses
     Payable to the Advisor        20,000   20,000    20,000    20,000  20,000
     20,000     20,000    20,000    20,000     20,000    20,000

     Total Liabilities  20,000     20,000   20,000    20,000    20,000
   20,000       20,000     20,000    20,000    20,000     20,000


Net Assets             $99,050       $130     $200      $200      $200
      $100         $100       $ 40      $ 40      $ 40       $ 40

Shares issued and
 outstanding:
   Class A Shares        9,900          8       10        10        10
 5            5          2         2         2          2
   Institutional Shares        5        5        10        10         10
        5          5         2         2          2         2

Net asset value per share
  each for Class A Shares
  and Institutional Shares    $10.00   $10.00    $10.00    $10.00     $10.00
       $10.00     $10.00    $10.00    $10.00     $10.00    $10.00

See accompanying notes to Statement of Assets and Liabilities.


Harris Insight Funds Trust

Notes to Statement of Assets and Liabilities


1.   Organization

The Harris Insight Funds Trust (the "Trust") is an open-end, diversified management investment
company which was organized on December 6, 1995 and currently offers a selection of eleven
investment portfolios.  HT Insight Funds, Inc. (the "Company")
 is an open-end, diversified
management investment company that currently offers six investment portfolios.
 (The eleven
portfolios of the Trust and the six portfolios of the Company are collectively referred to herein
as the "Harris Insight Funds" or the "Funds".)  Each of the eleven investment portfolios offered
by the Trust has two classes of shares (Institutional Shares and
 Class A Shares).    Five of the
six portfolios offered by the Company have two classes of shares
 (Institutional Shares and Class
A shares).  The Trust has had no other operations other than the sale of shares of each of the
Portfolios in the Trust to Funds Distributor, Inc. The Portfolios of the Trust are as follows:

   Harris Insight Equity Income Fund (the "Equity Income Fund")
   Harris Insight Growth Fund (the "Growth Fund")
   Harris Insight Small-Cap Opportunity Fund (the "Small-Cap Fund")
   Harris Insight Index Fund (the "Index Fund")
   Harris Insight International Fund (the "International Fund")
   Harris Insight Balanced Fund (the "Balanced Fund")
   Harris Insight Convertible Securities Fund (the "Convertible
 Securities Fund")
   Harris Insight Bond Fund (the "Bond Fund")
   Harris Insight Intermediate Government Bond Fund (the "Government Fund") Harris Insight Intermediate Tax-Exempt Bond Fund (the "Intermediate
 Tax-Exempt Fund")
   Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt Fund")

Costs incurred and to be incurred in connection with the organization and initial registration of
the Trust of approximately $220,000 in the aggregate will be paid initially by the Harris Trust
& Savings Bank (the "Advisor") and reimbursed by each portfolio of the Trust equally when it
commences operations.  The organizational expenses will be deferred and amortized on a
straight-line basis over a period of five years from the commencement of operations of each
portfolio of the Trust.  In the event any of the initial shares in portfolios of the Trust are
redeemed during the five-year amortization period, the redemption proceeds will be reduced by
a pro rata portion of any unamortized deferred organizational expenses in the same proportion
as the number of initial shares of the portfolios of the Trust being redeemed bears to the number
of initial shares outstanding at the time of redemption.


Harris Insight Funds Trust

Notes to Statement of Assets and Liabilities


2. Agreements

The Trust is expected to enter into an Advisory Agreement, Administration and Accounting Services Agreement, Administration Agreement, Distribution Agreement and Service Plan Agreements as described below.
Under an advisory agreement, the Advisor will manage each Portfolio's business and investment
affairs.  For these services, the Advisor will be entitled to a monthly fee at an annual rate of
each Portfolio's average daily net assets as follows:

                                                         Annual Rate

Equity Income Fund                                               0.70%
Growth Fund                                                      0.90
Small-Cap Fund                                                   1.00
Index Fund                                                       0.25
International Fund                                               1.05
Balanced Fund                                                    0.60
Convertible Securities Fund                                      0.70
Bond Fund                                                        0.65
Government Fund                                                  0.65
Intermediate Tax-Exempt Fund                                     0.60
Tax-Exempt Fund                                                  0.60

The Advisor has voluntarily agreed to reduce its advisory fee for each
 Portfolio to the extent
necessary to limit the Portfolio's operating expenses to a certain percentage of its average net
assets.

Pursuant to an Administration and Accounting Service Agreement and an
 Administration
Agreement, the Trust retains PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC
Bank Corp., and First Data Investor Services Group, Inc. ("First Data") as
 Co-Administrator
and Accounting Service Agent and Co-Administrator, respectively.  Funds
 Distributor, Inc.
("Funds Distributor") serves as the distributor of shares of the Funds pursuant to a distribution
agreement and assists in the sale of shares of the Funds.  For their services,
 PFPC and First
Data will be paid a combined monthly fee, based on the aggregate average net assets of the
Funds as follows: 0.17% of the first $300 million of the aggregate average net assets of the
Funds, 0.15% of the next $300 million of aggregate average net assets of the
 Funds, and 0.13%
of aggregate average net assets in excess of $600 million.  The combined fee includes fees
payable to First Data as follows:

Aggregate average net assets
 of the Funds                    First Data

Up to $1.4 billion               0.0770%
Next $1.1 billion                0.0635%
Next $900 million                0.0767%
Next $900 million                0.0924%
In excess of $4.3 billion        0.0947%


Harris Insight Funds Trust

Notes to Statement of Assets and Liabilities



The combined monthly fee also covers certain services of PNC Bank, National
 Association, as
the Fund's custodian and PFPC as the Fund's transfer agent.  Fees for services rendered by
Funds Distributor will be paid by First Data.


3.  Service Plans

Under each Portfolio's Service Plan relating to Class A Shares, each Portfolio bears the costs
and expenses in connection with advertising and marketing the Portfolio's shares and pays the
fees of financial institutions (which may include banks), securities dealers and other industry
professionals, such as investment advisers, accountants and estate planning firms (collectively,
"Service Agents") for servicing activities at a rate up to 0.25% per annum of the average daily
net asset value of the Portfolio's Class A Shares.  However, the Advisor, in
 lieu of a Portfolio,
from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain
Service Agents.









                Report of Independent Accountants

To the Shareholder and Board of Trustees of the Harris Insight Funds Trust

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all
material respects, the financial position of the Equity Income Fund, Growth
 Fund, Small-Cap
Opportunity Fund, Index Fund, International Fund, Tax-Exempt Bond Fund,
 Intermediate Tax-Exempt Bond Fund, Balanced Fund, Convertible Securities Fund, Bond Fund and Intermediate
Government Bond Fund (constituting Harris Insight Funds Trust, hereafter referred to as the
"Trust") at February 9, 1996, in conformity with generally accepted accounting principles.  This
financial statement is the responsibility of the Trust's management; our responsibility is to
express an opinion on this financial statement based on our audit.  We conducted our audit of
this financial statement in accordance with generally accepted auditing standards which require
that we plan and perform the audit to obtain reasonable assurance about whether the financial
statement is free of material misstatement.  An audit includes examining, on a test basis,
evidence supporting the amounts and disclosures in the financial statement, assessing the
accounting principles used and significant estimates made by management, and evaluating the
overall financial statement presentation.  We believe that our audit provides a reasonable basis
for the opinion expressed above.




PRICE WATERHOUSE LLP
Thirty South Seventeenth Street
Philadelphia, PA 19103
February 12, 1996

                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard & Poor's Corporation ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the  highest  rating  assigned  by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong  capacity to pay  interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay  interest  and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

                Aaa - Bonds  that are  rated  Aaa are  judged  to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are  judged to be of high  quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many  favorable  investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds  that are  rated  Baa are  considered  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA -  Debt  rated  AA is of  high  credit  quality.  Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have  protection  factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below  average  protection
               factors  but  are  still   considered   sufficient   for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc. ("IBCA") for bonds:

               Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

               IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term debt are Duff 1, Duff 2, and Duff 3. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

  Duff 1 plus indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor. Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4  The  lowest  rating   category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

		(a)  Financial Statements:

		The Financial Statements included in Parts A and B of this
Registration
		Statement are as follows:

		   Statements of Assets and Liabilities

		Report of Independent Accountants

		(b)  Exhibits:

Exhibit
Number	Description

(1)	Declaration of Trust incorporated by reference to Exhibit No. 1 to the
Registration Statement filed on December 12, 1995 (Accession No. 0000927405-95-000160).

(2)	By-Laws incorporated by reference to Exhibit No. 2 to the Registration
Statement filed on December 12, 1995 (Accession No. 0000927406-95-000160).

(3) 	Not applicable.

(4) 	Not applicable.

(5)(a)	Form of Advisory Contract between Registrant and Harris Trust &
	Savings Bank filed herein.


___________________
*To be filed by amendment.



Exhibit
Number	Description


(5)(b)	Form of Portfolio Management Contract between Harris Trust &
	Savings Bank and Harris Investment Management, Inc. filed herein.

(6)(a)	Form of Distribution Agreement between the Registrant and Funds
	Distributor, Inc.*

(7)	Not applicable.

(8)	Form of Custodian Agreement between Registrant and PNC Bank, 	N.A.*

(9)(a)	Form of Transfer Agency Agreement between Registrant and PFPC,
	Inc.*

(9)(b)	Form of Administration Agreement between Registrant and First Data
Investor Services Group (f/k/a The Shareholder Services Group, Inc.).*

(10)	Opinion and Consent of First Data Investor Services Group, Inc.
incorporated by reference to Exhibit No. 10 to the Registration Statement filed on December 12, 1995 (Accession No. 0000927405-95-00160).

(11) 	Consent of Price Waterhouse, LLP filed herein.

(12)	Not applicable.

(13)	Form of Purchase Agreement relating to Initial Capital incorporated by reference to Exhibit 13 to the Registration Statement filed on December 12, 1995(Accession No. 0000927405-95-000160).

(14) 	Not applicable.

(15)	Form of Service Plan relating to Class A Shares incorporated by reference to exhibit 15 to the Registration Statement filed on December 12, 1995 (Accession No. 0000927405-95-000160).

___________________
*To be filed by amendment.



Exhibit
Number	Description

(16) 	Not applicable.

(17)	Not applicable.

(18)	Form of Multi-Class Plan     incorporated by reference to Exhibit No. 18
to Pre-Effective Amendment No. 1 to the Registration Statement filed on
February 9, 1996 Accession No.00000927405-96-000050).

Item 25.	Persons Controlled by or under Common Control with Registrant.

	It is anticipated that, as of the effective date of this Registration Statement, all of the shares of the Registrant will be owned by Funds Distributor, Inc.

Item 26.	Number of Holders of Securities.

	It is anticipated that there will be one record holder of the Registrant's shares of beneficial interest, $.001 par value, on the date the Registrant's Registration Statement becomes effective.

Item 27.	Indemnification.

	Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

	Registrant and its trustees, officers and employees will be insured, under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy will expressly exclude coverage for any trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the trustee or officer.

Item 28.	Business and Other Connections of Investment Adviser.

	(a) Harris Trust & Savings Bank ("Harris Trust"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund. Harris Trust's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

	To the knowledge of Registrant, none of the directors or executive officers of Harris Trust except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Trust also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Trust.

		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Alan G. McNally	Director and	Chairman of the Board and Chief
		Vice Chairman	Executive Officer of Harris Trust &
		of the Board	Savings Bank and Harris Bankcorp, Inc. Formerly,
Vice Chairman of Personal and Commercial Financial Services of the Bank of Montreal.

James O. Webb	Director	President, James O. Webb & Associates, Inc.

Matthew W. Barrett	Director	Chairman of the Board and Chief Executive
Officer of the Bank of Montreal.

F. Anthony Comper	Director	President and Chief Operating Officer of the
Bank of Montreal.

Susan T. Congalton	Director	Managing Director of Lupine Partners.
Formerly General Counsel and Chief Financial Officer, Finance and Law of Carson Pierre Scott Company.

Roxanne J. Decyk	Director	Vice President -- Corporate Planning, Amoco
Chemical Company.  Formerly, Senior Vice President of Commercial and
Industrial Sales, Amoco Chemical Corporation.

Wilbur H. Gantz	Director	President and Chief Executive Officer,
PathoGenesis Corporation.

James J. Glasser	Director	Chairman, President and Chief Executive Officer
of GATX Corporation.

Daryl F. Grisham	Director	President and Chief Executive Officer of Parker
House Sausage Company.



		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years

Dr. Leo M. Henikoff	Director	President and Chief Executive Officer of
Rush-Presbyterian - St. Luke's Medical Center.

Dr. Stanley O. Ikenberry	Director	President of the University of
Illinois.

Charles H. Shaw	Director	Chairman of the Shaw Company.

Richard E. Terry	Director	Chairman and Chief Executive Officer of Peoples
Energy Corporation.

William J. Weisz	Director	Chairman of the Board of Motorola, Inc.

Edward W. Lyman, Jr. 	Vice Chairman and 	Senior Executive Vice
President --
		Director 	Corporate and Institutional Financial
			Services, Harris Trust & Savings Bank.  Formerly, Department
Executive, Corporate Banking, Harris Trust & Savings Bank.

Maribeth S. Rahe	Vice Chairman and	Senior Executive Vice President --
		Director	Personal & Commercial Services, Harris Trust & Savings
Bank. Formerly, Department Executive, Personal Financial Services, Harris
Trust & Savings Bank.

	(b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund pursuant to Portfolio Management Agreements with Harris Trust. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

	To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.



		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Brian J. Steck	Director and 	Chairman of the Board of
		Chairman of the	Harris Investment Management,
		Board	Inc. Vice-Chairman of
			Investment Banking of Bank of Montreal, President of the Bank of Montreal Investment Management Limited.

Donald G.M. Coxe	Director, 	President and Chief Investment Officer of
		Chairman and Chief 	Harris Investment Management, Inc.
		Strategist 	Formerly, Chief Strategist of Nesbitt Thomson Inc.

William O.	President, Chief 	Manager of Equities, Harris Investment
Leszinske	Investment Officer	Management.

Edward W. Lyman, Jr.	Director	Senior Executive Vice President --
			Corporate & Institutional Financial Services, Harris Trust &
Savings Bank. Formerly, Department Executive of Corporate Banking, Harris
Trust & Savings Bank.

Maribeth S. Rahe	Director	Senior Executive Vice President --Personal &
Commercial Services, Harris Trust & Savings Bank.  Prior to January, 1994
Personal Financial Services Department Executive of Harris Trust & Savings
Bank.

Nancy B. Wolcott	Director	Executive Vice President -- Corporate &
Institutional Trust, Harris Trust & Savings Bank. Formerly, Senior Vice President, Harris Trust & Savings Bank.



		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years

Terry A. Jackson	Director	Executive Vice President, Bank of Montreal Asset
Management Services, President of the Trust Company of the Bank of Montreal
and President of the Bank of Montreal Investment Management.  Vice President
of Nesbitt Thompson, Inc.  Formerly, Executive Vice President -- Retail and
Institutional Sales, Bank of Montreal.

Wayne Thomas 	Director	Senior Vice President -- Personal Investment
Management, Harris Trust & Savings Bank.

Carla Eyre	Chief Financial	Senior Partner and Chief
		Officer 	Operating, Harris Investment Management

Blanche Hurt	Secretary	Director of Harris Trust & Savings Bank Trust
and Investment Compliance Office. Formerly, Corporate Fiduciary Officer of Harris Trust & Savings Bank.

Item 29.	Principal Underwriter.

	(a) In addition to The Harris Insight Funds Trust, Funds Distributor, Inc. ("Funds Distributor") currently acts as distributor for BEA Investment Funds, Inc., BJB Investment Funds, Foreign Investment Fund, Inc., Fremont Mutual Funds, HT Insight Funds, Inc., The Munder Funds Trust, The Munder Funds, Inc., PanAgora Funds, Sierra Trust Funds, St. Clair Money Market Fund,
Skyline Funds and Waterhouse Investors Cash Managers Fund.   Funds Distributor
is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

	(b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

	(c) Not applicable.

Item 30.	Location of Accounts and Records.

	All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: The Harris Insight Funds Trust, One Exchange Place, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109; or Harris Trust & Savings Bank, 111 West Monroe Street, Chicago, Illinois 60690.

Item 31.	Management Services.

	Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.


Item 32.	Undertakings.

	(a) Not applicable.

	(b) The undersigned Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, regarding each of the Funds within four to six months after the effective date of the Registration Statement under the Securities Act of 1933.

	(c) The undersigned Registrant will afford to shareholders of each of the Funds the rights provided by section 16(c) of the Investment Company Act of 1940 so long as Registrant does not hold annual meetings of its shareholders.

	(d) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective
 Amendment No.    2     to the
Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston
and Commonwealth of Massachusetts on    20th      day of February, 1996.

			HARRIS INSIGHT FUNDS TRUST


			By:	/s/ Patricia L. Bickimer
				Patricia L. Bickimer, President

	Pursuant to the requirements of the Securities Act of 1933, as amended, this
 Pre-Effective Amendment
No.    2     has been signed below by the following persons in the
 capacities and on the date indicated:


Signature		Title		Date


/s/ Patricia L. Bickimer               		President & Chief	February 20, 1996
	Patricia L. Bickimer		Executive Officer


/s/ C. Gary Gerst                      		Trustee & Chairman	February 20, 1996
	C. Gary Gerst			of the Board


/s/ Edgar R. Fiedler                       		Trustee	February 20, 1996
	Edgar R. Fiedler


/s/ John W. McCarter, Jr.                      		Trustee	February 20, 1996
	John W. McCarter, Jr.


/s/ Ernest M. Roth                      		Trustee	February 20, 1996
	Ernest M. Roth


/s/ Richard H. Rose                  		Treasurer (Principal	February 20, 1996
	Richard H. Rose		Financial Officer)



EXHIBIT INDEX

Exhibit Number	Description

(5)(a)	Form of Advisory Contract between Registrant and Harris Trust &
	Savings Bank.

(5)(b)	Form of Portfolio Management Contract between Harris Trust &
	Savings Bank and Harris Investment Management, Inc.


(11)	Consent of Price Waterhouse, LLP.






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